Summary of Significant Accounting Policies - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Administrative expenses paid by Plan participants and by Plan forfeitures	$ 198,018
Excess contributions payable	$ 0